Revenue from Contracts with Customers (Tables)	12 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenue by Market and Product
The following table summarizes disaggregated revenue by market and product for the year ended June 30, 2019 ($000):

	Twelve Months Ended June 30, 2019
	Compound Semiconductors	Photonic Solutions	Total
Commercial
Direct Ship Parts	$563,102	$631,407	$1,194,509
Services	14,164	7,482	21,646

U.S. Government
Direct Ship Parts	$130,313	$—	$130,313
Services	16,028	—	16,028

Total Revenues	$723,607	$638,889	$1,362,496